Schedule of revenue by geographic segment (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Segment Reporting [Line Items]
Revenues	$ 1,580	$ 2,045	$ 2,162
SINGAPORE
Segment Reporting [Line Items]
Revenues		2,015	2,162
UNITED ARAB EMIRATES
Segment Reporting [Line Items]
Revenues		$ 30